CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities:
Net loss	$ (18,917,360)	$ (9,569,843)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	451,983	236,020
Loss on equity investment	139,084	0
Issuance of common stock for legal settlement	1,989,900	0
Impairment of goodwill and intangible assets	6,925,137	0
Bad debt expense	2,422,457	0
Loss on deconsolidation	1,642,795	(0)
Operating lease expense	31,087	(215,135)
Gain on forgiveness of debt	(53,397)	(35,750)
Change in fair market of derivative liabilities	(69,731)	(167,156)
Restructuring costs	(0)	501,431
Changes in operating assets and liabilities:
Accounts receivable	80,303	550,803
Inventory	(8,252)	(805,960)
Contract assets	(73,048)	(218,371)
Prepaid expenses and other assets	20,715	(173,891)
Contract liabilities	323,471	1,264,350
Loss provision for contracts in progress	15,968	(370,564)
Accounts payable and accrued expenses	2,699,960	(3,120,422)
Operating lease liabilities, net	(30,372)	315,285
Other current liabilities	(74,087)	(755,854)
Net cash used in operating activities	(2,483,389)	(12,565,057)
Cash flows from investing activities:
Purchases of property and equipment	(102,350)	(438,429)
Investment in joint venture	(113,124)	0
Issuance of note receivable, related party	(419,737)	0
Advances to related party	(519,637)	0
Deposits	0	(64,980)
Net cash used in investing activities	(1,154,848)	(503,409)
Cash flows from financing activities:
Proceeds from sale of common stock, net of fees	2,625,650	12,415,875
Net repayments of loan payable	(27,043)	0
Net cash provided by financing activities	2,598,607	12,415,875
Net change in cash	(1,039,630)	(652,591)
Effect of exchange rate on cash	(972,129)	(493,587)
Cash at beginning of period	2,060,332	3,658,846
Cash at end of period	48,573	2,512,668
Supplemental disclosure of cash flow information:
Cash paid for interest	47,948	0
Cash paid for income taxes	0	0
Non-cash financing and investing activities:
Stock issued for acquisition of TerraData	$ 0	$ 200,000